Note 10 - Flow-through Share Liability (Details Textual) - CAD ($)			12 Months Ended
	Jan. 24, 2017	May 04, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Proceeds from Issuing Shares, Gross	$ 41,172,000	$ 14,945,000
Number of flow-through shares issued	4,590,818	4,732,700
Flow-through shares issued, price per share	$ 5.01	$ 1.89
Total number of shares issued	4,951,584	4,285,714
Shares issued, price per share	$ 3.67	$ 1.40
Flow-through share premium	$ 1.34
Flow-through share liability	$ 6,151,000	$ 2,319,000	$ 185,000
Issue of equity for flow-through shares	$ 23,000,000	$ 8,945,000	23,000,000
Work expenditures incurred applying to flow-through shares			22,307,000
Work expenditures remaining applying to flow-through shares			693,000
Committee Bay mining property [member]
Statement Line Items [Line Items]
Work expenditures incurred applying to flow-through shares			15,500,000
Homestake Ridge mining property [member]
Statement Line Items [Line Items]
Work expenditures incurred applying to flow-through shares			$ 6,807,000